NOTE RECEIVABLE (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended
	Jul. 26, 2021	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 14, 2022	Dec. 07, 2021	Nov. 17, 2021	Oct. 05, 2021	Aug. 26, 2021	Jul. 21, 2021	Apr. 30, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate		9.50%	9.50%
Line of credit		$ 13,200,000	$ 13,200,000								$ 6,143,223
Note receivable balance			2,250,000
Interest Income		234,799	445,021
Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Income		$ 70,130	$ 105,349
Loan Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate										15.00%
Proceeds from line of credit	$ 300,000
Convertible Loan Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Line of credit					$ 250,000	$ 300,000	$ 300,000	$ 400,000	$ 700,000
PlaySight Interactive Ltd [Member] | Loan Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest rate										15.00%